FT Vest Laddered Nasdaq Buffer ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FT Vest Laddered Nasdaq Buffer ETF | FT Vest Laddered Nasdaq Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	16.06%	35.76%